ITEM 1. Report to Shareholders

T. Rowe Price U.S. Treasury Funds
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Certified Shareholder Report and Financials                         May 31, 2003

T. Rowe Price U.S. Treasury Funds
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Certified Shareholder Report and Financials

Dear Shareholder

     Money market rates remained at historic lows, causing U.S. Treasury bills to produce meager returns in the 12-month period ended May 31, 2003. Prices of longer-term Treasury securities surged, however, as anemic economic growth, geopolitical uncertainties, and concerns about deflation depressed interest rates to levels not seen since the late 1950s.

Economy and Interest Rates

     The U.S. economy remained sluggish throughout the last 12 months. The combined weight of mounting geopolitical tensions with Iraq, a pre-war spike in energy prices, harsh winter weather, fears of new terrorist attacks, and fallout from last year's corporate scandals discouraged businesses from expanding their operations. Reduced business investment plans caused a subsequent contraction in manufacturing output, while layoffs and postponed hiring decisions pushed the unemployment rate up to 6.1% in May, which had a negative impact on consumer confidence.

     Ninety-day Treasury bill yields, which generally track the fed funds target rate, dropped about 60 basis points over the last year. Longer-term rates fell even more, as shown in the graph, reflecting strong demand for U.S. government bonds-particularly prior to the U.S.-led war against Iraq-and growing perceptions that the Federal Reserve will keep the fed funds rate low for some time and possibly reduce it further to help lift the economy.


Interest Rate Levels
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                                  10-Year           5-Year               90-Day
                                  Treasury        Treasury             Treasury
                                  Note                Note                 Bill
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5/31/02                           5.04                4.35                 1.72

                                  4.8                 4.03                 1.68

                                  4.46                3.45                 1.69

8/02                              4.14                3.22                 1.67

                                  3.59                2.56                 1.55

                                  3.89                2.73                 1.45

11/02                             4.21                3.27                 1.21

                                  3.81                2.73                 1.19

                                  3.96                2.93                 1.17

2/03                              3.69                2.66                 1.19

                                  3.8                 2.71                 1.11

                                  3.84                2.75                 1.11

5/03                              3.37                2.29                  1.1
--------------------------------------------------------------------------------

The Major Index Returns table shows the performance of different bond market sectors, as measured by various indexes, over the last year. The Lehman Brothers U.S. Treasury Securities Index produced a strong 14.22% return that was better than several of the indexes shown here. The Lehman Brothers Mortgage-Backed Securities Index lagged other bond indexes with a 6.42% return.

Major Index Returns
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Year Ended 5/31/03                                          12 Months
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Lehman Brothers U.S. Treasury
Securities Index                                                14.22%

Lehman Brothers U.S. Aggregate Index                            11.58

Lehman Brothers U.S. Credit Index                               16.06

Lehman Brothers Mortgage-Backed
Securities Index                                                 6.42

CS First Boston High Yield Index                                13.25

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Sources: Lehman Brothers and CS First Boston

Performance Comparison
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     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

As of 5/31/03

                                               Lipper U.S.        U.S. Treasury
                                            Treasury Funds           Money Fund
                                              Money Market              Average
Average                                     $       14,681      $        14,783
--------------------------------------------------------------------------------

05/31/93                                            10,000               10,000

05/31/94                                            10,266               10,262

05/31/95                                            10,736               10,732

05/31/96                                            11,274               11,277

05/31/97                                            11,807               11,811

05/31/98                                            12,384               12,391

05/31/99                                            12,930               12,944

05/31/00                                            13,539               13,558

05/31/01                                            14,260               14,295

05/31/02                                            14,553               14,634

05/31/03                                            14,681               14,783

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Average Annual Compound Total Return
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Periods Ended
5/31/03                  1 Year         3 Years         5 Years        10 Years
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U.S. Treasury
Money Fund                 1.02%           2.92%           3.59%           3.99%

Lipper U.S.
Treasury Money
Market Funds Average       0.78            2.63            3.40            3.91

--------------------------------------------------------------------------------
Returns do not reflect taxes that the shareholder may pay on distributions. Past performance cannot guarantee future results.

     U.S. Treasury Money Fund
     Reflecting historically low Treasury bill rates, your fund returned 1.02% for the 12-month period ended May 31, 2003. The fund outperformed the Lipper U.S. Treasury Money Market Funds Average because we focused on T-bills with the highest available yields.

     As you know, the fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

Portfolio Characteristics
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Periods Ended                                      5/31/02              5/31/03
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Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple) *                       1.41%                0.65%

Weighted Average
Maturity (days)                                         66                   65

Weighted Average Quality **                     First Tier           First Tier
--------------------------------------------------------------------------------

Note: A money fund's yield more closely reflects its current earnings than total return.

 * Dividends earned for the last seven days are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

     As shown in the Portfolio Characteristics table, the fund's weighted average maturity remained level, slipping from 66 days to 65 days during its fiscal year. The fund's simple seven-day dividend yield declined from 1.41% to 0.65%, reflecting the decline in interest rates during that period. Weighted average quality remained very high because Treasuries continued to offer the highest credit quality.

Performance Comparison
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     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     U.S. TREASURY INTERMEDIATE FUND
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     As of 5/31/03

                                           Lehman Brothers        U.S. Treasury
                                             U.S. Treasury         Intermediate
                                           4-10 Year Index                 Fund
                                           $        20,737      $        19,262
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     05/31/93                                       10,000               10,000

     05/31/94                                       10,030               10,070

     05/31/95                                       11,177               11,005

     05/31/96                                       11,557               11,393

     05/31/97                                       12,438               12,131

     05/31/98                                       13,794               13,293

     05/31/99                                       14,415               13,862

     05/31/00                                       14,747               14,135

     05/31/01                                       16,613               15,810

     05/31/02                                       17,971               17,063

     05/31/03                                       20,737               19,262
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Average Annual Compound Total Return
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     Periods
     Ended 5/31/03       1 Year         3 Years         5 Years        10 Years
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     U.S. Treasury
     Intermediate
     Fund                 12.89%          10.87%           7.70%           6.78%

     Lipper Intermediate
     U.S. Treasury
     Funds Average        16.32           11.81            8.84            6.82

     Lehman Brothers
     U.S. Treasury
     4-10 Year Index      15.39           12.03            8.50            7.56
--------------------------------------------------------------------------------

     Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of fund shares. Past performance cannot guarantee future results.

     U.S. Treasury Intermediate Fund

     We are pleased to report that your fund benefited from the decline in longer-term interest rates and produced a strong return of 12.89% for the 12-month period ended May 31, 2003. The fund surpassed its former benchmark, the Citigroup 1-7 Year Treasury Index (which returned 8.36%), but lagged the Lehman Brothers U.S. Treasury 4-10 Year Index, a new benchmark that includes all Treasuries maturing in four to 10 years in the Lehman Brothers U.S. Aggregate Index. We believe this Lehman index's risk and return profile more closely approximates that of the fund. The fund also lagged the Lipper Intermediate U.S. Treasury Funds Average, which is dominated by funds that invest heavily in Treasury inflation-protected securities (TIPS) that performed even better than conventional intermediate-term Treasuries.

     As you know, the fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal by investing at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government, such as Ginnie Mae mortgage-backed securities. The portfolio's weighted average maturity is expected to range between three and seven years. No individual security will have a remaining effective maturity of more than 10 years from the time of purchase.

     As shown in the Portfolio Characteristics table, the fund's weighted average maturity dropped from 5.9 years to 5.0 years during its fiscal year. Its 30-day standardized yield to maturity also fell from 4.33% to 2.05%, reflecting the decline in interest rates during that period. The fund's weighted average quality remained in the top tier because Treasuries and Ginnie Maes continued to offer the highest credit quality.

Portfolio Characteristics
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     Periods Ended                                 5/31/02              5/31/03
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     Price Per Share                       $          5.42      $          5.83

     30-Day Standardized
     Yield
     to Maturity                                      4.33%                2.05%

     Weighted Average
     Maturity (years)                                  5.9                  5.0

     Weighted Average
     Effective
     Duration (years)                                  4.8                  4.2

     Weighted Average Quality *                        AAA                  AAA
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* Based on T. Rowe Price research.
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

     Performance Comparison
--------------------------------------------------------------------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


U.S. TREASURY LONG-TERM FUND
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As of 5/31/03

                                           Lehman Brothers        U.S. Treasury
                                             U.S. Treasury            Long-Term
                                                Long Index                 Fund
                                           $        24,583      $        22,372
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     05/31/93                                       10,000               10,000

     05/31/94                                       10,031                9,991

     05/31/95                                       11,719               11,514

     05/31/96                                       11,986               11,631

     05/31/97                                       13,053               12,558

     05/31/98                                       15,561               14,891

     05/31/99                                       16,051               15,346

     05/31/00                                       16,583               15,718

     05/31/01                                       18,437               17,406

     05/31/02                                       19,923               18,711

     05/31/03                                       24,583               22,372
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Average Annual Compound Total Return
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     Periods
     Ended 5/31/03        1 Year         3 Years         5 Years        10 Years
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     U.S. Treasury
     Long-Term Fund       19.57%          12.49%           8.48%           8.39%

     Lipper General
     U.S. Treasury
     Funds Average        15.82           10.96            7.64            7.74

     Lehman Brothers
     U.S. Treasury
     Long Index           23.39           14.02            9.58            9.40
--------------------------------------------------------------------------------

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of fund shares. Past performance cannot guarantee future results.

--------------------------------------------------------------------------------

     U.S. Treasury Long-Term Fund
     We are pleased to report that your fund benefited from the decline in long-term interest rates and produced a very strong return of 19.57% for the 12-month period ended May 31, 2003. The fund outperformed the Lipper General U.S. Treasury Funds Average because Treasuries with the longest maturities, which we emphasize, fared best as rates fell throughout the year. However, the fund lagged the Lehman Brothers U.S. Treasury Long Index-a new benchmark that replaces the Citigroup Treasury Index and includes all Treasuries in the Lehman Brothers U.S. Aggregate Index that mature in 10 years or more-because our mortgage-backed securities greatly lagged long-term Treasuries. Although we trailed this Lehman index, we believe its risk and return profile more closely approximates that of the fund. (The Citigroup Treasury Index returned 14.12% in the 12-month period ended May 31, 2003.) With interest rates at historically low levels, we do not expect the fund to benefit from further increases in bond prices for the foreseeable future.

     As you know, the fund seeks the highest level of income consistent with maximum credit protection by investing at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government, such as Ginnie Mae mortgage-backed securities. The portfolio's weighted average maturity is expected to vary between 15 and 20 years but may range from 10 to 30 years.

Portfolio Characteristics
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Periods Ended                                      5/31/02              5/31/03
--------------------------------------------------------------------------------

Price Per Share                            $         11.32      $         12.83

30-Day Standardized
Yield
to Maturity                                           5.32%                3.75%

Weighted Average
Maturity (years)                                      15.1                 14.5

Weighted Average
Effective
Duration (years)                                       9.3                  9.2

Weighted Average
Quality *                                              AAA                  AAA
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* Based on T. Rowe Price research.

     As shown in the Portfolio Characteristics table, the fund's weighted average maturity dropped from 15.1 years to 14.5 years during its fiscal year. Its 30-day standardized yield to maturity also fell from 5.32% to 3.75%, reflecting the decline in interest rates during that period. The fund's weighted average quality remained in the top tier because Treasuries and Ginnie Maes continued to offer the highest credit quality.


We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 11, 2003

T. Rowe Price U.S. Treasury Money Fund Certified Shareholder Report and
Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment
activities
  Net investment
  income (loss)    0.010       0.023       0.053       0.046       0.044

Distributions
  Net investment
  income          (0.010)     (0.023)     (0.053)     (0.046)     (0.044)

NET ASSET VALUE
End of period  $   1.000   $   1.000   $   1.000   $   1.000     $ 1.000
                  --------------------------------------------------------------

Ratios/Supplemental Data

Total return^       1.02%       2.37%       5.44%       4.75%       4.46%

Ratio of total
expenses to
average net
assets              0.50%       0.49%       0.49%       0.48%       0.51%

Ratio of net
investment
income (loss)
to average
net assets          1.01%       2.32%       5.31%       4.66%       4.37%

Net assets,
end of period
(in millions)  $   1,105   $     970   $     956   $     927   $     890


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Shareholder Report and Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $    5.42   $    5.26   $    4.96   $    5.19   $    5.30

Investment activities
  Net investment
  income (loss)     0.22        0.25        0.28        0.28        0.27

  Net realized
  and unrealized
  gain (loss)       0.47        0.16        0.30       (0.18)      (0.04)

  Total from
  investment
  activities        0.69        0.41        0.58        0.10        0.23

Distributions

  Net
  investment
  income           (0.22)      (0.25)      (0.28)      (0.28)      (0.27)

  Net realized
  gain             (0.06)       --          --         (0.05)      (0.07)


  Total
  distributions    (0.28)      (0.25)      (0.28)      (0.33)      (0.34)

NET ASSET VALUE

End of period  $    5.83   $    5.42   $    5.26   $    4.96   $    5.19
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      12.89%       7.92%      11.85%       1.97%       4.28%

Ratio of total
expenses to
average net assets  0.64%       0.64%       0.65%       0.64%       0.62%

Ratio of net
investment
income (loss)
to average
net assets          3.74%       4.60%       5.35%       5.49%       5.02%

Portfolio
turnover rate      105.6%      104.4%      108.0%       48.5%       61.2%

Net assets,
end of period
(in thousands) $ 432,980   $ 279,999   $ 242,925   $ 230,350   $ 255,987


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   11.32   $   11.09   $   10.58   $   11.07   $   11.39

Investment activities
  Net investment
  income (loss)     0.54        0.59        0.61        0.62        0.62

  Net realized
  and unrealized
  gain (loss)       1.62        0.23        0.51       (0.38)      (0.25)

  Total from
  investment
  activities        2.16        0.82        1.12        0.24        0.37

Distributions
  Net
  investment
  income           (0.55)      (0.59)      (0.61)      (0.62)      (0.62)

  Net
  realized
  gain             (0.10)       --          --         (0.11)      (0.07)

  Total
  distributions    (0.65)      (0.59)      (0.61)      (0.73)      (0.69)


NET ASSET VALUE

End of
period         $   12.83   $   11.32   $   11.09   $   10.58    $  11.07
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      19.57%       7.49%      10.74%       2.43%       3.06%

Ratio of total
expenses to
average net
assets              0.68%       0.66%       0.63%       0.64%       0.66

Ratio of net
investment
income (loss)
to average
net assets          4.54%       5.13%       5.51%       5.89%       5.30%

Portfolio
turnover rate       65.5%       48.5%       31.3%       21.7%       74.1%

Net assets,
end of period
(in thousands)  $ 300,978   $ 288,310   $ 303,795   $ 299,840   $ 333,535


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                       May 31, 2003

Statement of Net Assets                                         Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

  U.S. TREASURY OBLIGATIONS 99.6%

  U.S. Treasury Bills

     1.02%, 8/14/03                        $        60,000      $        59,874

     1.04%, 11/20/03                                20,000               19,901

     1.045%, 8/21/03                                40,000               39,906

     1.05%, 6/12/03                                  1,615                1,615

     1.055%, 11/20/03                               20,000               19,899

     1.07%, 9/18/03                                 20,000               19,935

     1.075%, 6/5 - 9/4/03                           30,000               29,969

     1.078%, 6/12/03                                45,000               44,985

     1.08%, 7/31/03                                 60,000               59,892

     1.089%, 8/7/03                                 30,000               29,939

     1.09%, 9/18 - 10/30/03                         60,000               59,751

     1.10%, 11/6/03                                 10,000                9,952

     1.101%, 6/19/03                                10,000                9,995

     1.105%, 7/3/03                                 10,000                9,990

     1.106%, 9/4/03                                 20,000               19,942

     1.11%, 7/17/03                                 10,000                9,986

     1.115%, 7/10/03                                50,000               49,940

     1.12%, 6/26 - 7/17/03                          30,000               29,970

     1.125%, 9/18/03                                10,000                9,966

     1.133%, 6/19/03                                35,000               34,980

     1.139%, 7/3/03                                 20,000               19,980

     1.15%, 7/17/03                                 20,000               19,971

     1.155%, 7/24/03                                60,000               59,898

     1.158%, 6/26 - 8/7/03                          65,000               64,934

     1.16%, 6/5 - 7/24/03                           70,000               69,957

     1.163%, 7/17/03                                10,000                9,985

     1.165%, 6/26 - 8/7/03                          40,000               39,940

     1.17%, 8/21/03                                 30,000               29,921

     1.175%, 8/28/03                                20,000               19,943

     1.205%, 7/17/03                                20,000               19,969

     1.21%, 7/3/03                                  10,000                9,989

     1.217%, 7/10/03                                10,000                9,987

     1.222%, 7/3/03                                 10,000                9,989

     1.227%, 7/10/03                                10,000                9,987

     1.233%, 6/26/03                                15,000               14,987

     1.238%, 6/19/03                       $         5,000      $         4,997

     1.258%, 6/19/03                                20,000               19,988

     1.26%, 6/12/03                                 25,000               24,990

  U.S. Treasury Notes

     3.25%, 5/31/04                                 20,000               20,409

     3.875%, 7/31/03                                30,000               30,107

     5.25%, 8/15/03                                 20,000               20,156

  Total U.S. Treasury
  Obligations (Cost $1,100,471)                                       1,100,471


Total Investments in Securities
99.6% of Net Assets (Cost $1,100,471)                           $     1,100,471


Other Assets Less Liabilities                                             4,770


NET ASSETS                                                      $     1,105,241
                                                                ---------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                                   $            82

Undistributed net realized gain (loss)                                      141

Paid-in-capital applicable to 1,104,934,045
shares of $0.01 par value capital stock
outstanding; 2,000,000,000 shares
of the Corporation authorized                                         1,105,018

NET ASSETS                                                      $     1,105,241
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          1.00
                                                                ---------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Intermediate Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                       May 31, 2003

Statement of Net Assets                                 Par/Shares        Value
--------------------------------------------------------------------------------
                                                               In thousands


  U.S. GOVERNMENT OBLIGATIONS 83.7%

  U.S. Treasury Obligations 83.7%

  U.S. Treasury Bonds

     9.375%, 2/15/06                       $        27,500      $        33,245

     10.75%, 8/15/05                                 8,200                9,869

     13.875%, 5/15/11                                7,000                9,448

  U.S. Treasury Notes

     4.00%, 11/15/12                                 5,500                5,808

     4.75%, 11/15/08                                10,000               11,173

     4.875%, 2/15/12                                28,150               31,713

     5.00%, 2/15/11                                 19,000               21,577

     5.50%, 2/15/08                                 34,650               39,782

     5.625%, 5/15/08                                30,450               35,198

     6.00%, 8/15/09                                 40,600               48,346

     6.125%, 8/15/07                                12,275               14,298

     6.50%, 10/15/06 - 2/15/10                      54,700               65,778

     6.625%, 5/15/07                                16,500               19,437

     7.00%, 7/15/06                                  8,000                9,295

   Stripped Interest, STEP,
   14.00%, 11/15/11                                  7,900                7,402

  Total U.S. Government
  Obligations (Cost $335,839)                                           362,369


  U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES  14.5%

  U.S. Government Guaranteed Obligations 14.5%

  Government National Mortgage Assn.

     2.212%, 2/16/01                                 4,408                4,386

     4.50%, 5/15/18                                    890                  920

     5.50%, 2/15 - 3/15/18                          10,262               10,750

     6.00%, 12/15/08 - 4/20/33                      20,396               21,374

     6.50%, 6/15/08 - 1/15/32                        2,876                3,021

     7.00%, 3/15/13 - 9/15/16                        1,391                1,489

     7.50%, 10/15/07 - 11/15/17                        663                  714

     8.00%, 2/15/08 - 10/15/25                         605                  661

     8.50%, 8/15/04 - 4/15/23                          257                  279

     9.00%, 11/15/03 - 2/20/27                         105                  110

     9.50%, 2/15/04 - 5/15/25                          236                  260

     10.00%, 5/15/04 - 8/15/19             $            57      $            62

     10.50%, 9/15/04 - 6/20/19                         112                  126

     11.00%, 12/15/09 - 12/15/19                       238                  267

     11.50%, 3/15/10 - 2/15/18                         471                  533

     12.50%, 10/15/13 - 3/15/15                         62                   72

   CMO

     6.00%, 2/20/28                                  1,425                1,487

     6.50%, 10/16/27 - 10/16/28                      4,140                4,304

   TBA

     4.50%, 1/1/18                                     610                  631

     5.00%, 1/1/33                                  11,000               11,299

  Total U.S. Government Mortgage-Backed
  Securities (Cost $61,994)                                              62,745

  Money Market Funds  3.9%

  T. Rowe Price Government Reserve
  Investment Fund, 1.22% #                          17,165               17,165



  Total Money Market
  Funds (Cost $17,165)                                                   17,165

T. Rowe Price U.S. Treasury Intermediate Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials
                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands

Total Investments in Securities
102.1% of Net Assets (Cost $414,998)                       $  442,279

Other Assets Less Liabilities                                  (9,299)

NET ASSETS                                                 $  432,980
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $     (946)

Undistributed net realized gain (loss)                          1,981

Net unrealized gain (loss)                                     27,281

Paid-in-capital applicable to
74,304,911 shares of $0.01 par
value capital stock outstanding;
2,000,000,000 shares of
the Corporation authorized                                    404,664

NET ASSETS                                                 $  432,980
                                                           ----------


NET ASSET VALUE PER SHARE                                  $     5.83
                                                           ----------
--------------------------------------------------------------------------------

   #    Seven-day yield
 CMO    Collateralized Mortgage Obligation
STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA    To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Statement of Net Assets                                           Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

  U.S. GOVERNMENT OBLIGATIONS/AGENCIES 84.2%

  U.S. Treasury Obligations 84.2%

  U.S. Treasury Bonds

     6.00%, 2/15/26                        $         4,500      $         5,511

     6.125%, 11/15/27                                5,000                6,242

     6.25%, 8/15/23                                 18,500               23,154

     7.125%, 2/15/23                                35,000               47,862

     7.625%, 2/15/25                                18,375               26,718

     7.875%, 2/15/21                                 2,500                3,637

     8.75%, 5/15/17                                 13,000               19,793

     8.875%, 2/15/19 **                             43,150               67,267

  U.S. Treasury Inflation-Indexed Bonds,
  3.875%, 4/15/29                                    2,549                3,339

  U.S. Treasury Inflation-Indexed Notes,
  3.00%, 7/15/12                                     2,663                2,956

  U.S. Treasury Notes

     1.625%, 4/30/05                                 5,000                5,031

     3.625%, 5/15/13                                 7,150                7,314

     5.50%, 2/15/08                                  9,300               10,678

   Stripped Interest, Zero Coupon,
   5/15/16                                          41,000               23,908

  Total U.S. Government
  Obligations/Agencies (Cost $209,504)                                  253,410


  U.S. GOVERNMENT MORTGAGE-
  BACKED SECURITIES  13.9%

  U.S. Government Guaranteed Obligations 13.9%

  Government National Mortgage Assn.

     4.485%, 9/16/27                                 1,500                1,500

     5.50%, 11/15/17 - 3/15/18                       3,191                3,345

     6.00%, 11/15/12 - 1/15/18                      11,408               11,990

     6.50%, 7/15/09 - 1/15/32                        2,789                2,944

     7.00%, 11/20/23 - 3/15/31                          33                   35

     8.00%, 2/15/04 - 3/15/17                          218                  234

     8.50%, 12/15/05 - 2/15/27                       1,008                1,091

     9.00%, 11/15/04 - 8/15/25                       1,713                1,907

     10.00%, 12/15/17 - 7/15/22                        229                  257

     10.50%, 5/15/15 - 7/15/19                          72                   81

     11.50%, 10/15/10 - 8/15/15                         25                   29

   CMO

     6.00%, 2/20/28                        $         1,450      $         1,513

     6.50%, 5/20 - 10/16/28                          7,163                7,591

     7.00%, 5/16/24                                  1,208                1,217

   CMO, Interest Only

     8.00%, 6/16/23 !                                   28                    1

   TBA, 5.00%, 1/1/33                                8,000                8,217

  Total U.S. Government Mortgage-Backed
  Securities (Cost $40,826)                                              41,952

  Money Market Funds  4.1%

  T. Rowe Price Government Reserve
  Investment Fund, 1.22% #                          12,168               12,168

  Total Money Market Funds (Cost $12,168)                                12,168

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands


Total Investments in Securities
102.2% of Net Assets (Cost $262,498)                          $        307,530

Futures Contracts

                                     Contract        Unrealized
                     Expiration      Value           Gain (Loss)
                     -----------     -----------     -----------
                                            In thousands

Short, 75 thirty year
U.S. Treasury Notes
contracts; $485,000
of U.S. Treasury
Bonds pledged as
initial margin             6/03     $    (9,037)    $      (532)

Net payments
(receipts) of variation
margin to date                                              539

Variation margin
receivable (payable)
on open futures
contracts                                                                     7

Other Assets
Less Liabilities                                                         (6,559)

NET ASSETS                                                          $   300,978
                                                                    -----------

Net Assets Consist of:

Undistributed net
investment income
(loss)                                                              $       (95)

Undistributed net
realized gain (loss)                                                        510

Net unrealized
gain (loss)                                                              44,500

Paid-in-capital applicable
to 23,458,143 shares of
$0.01 par value capital stock
outstanding; 2,000,000,000
shares of the Corporation
authorized                                                              256,063

NET ASSETS                                                          $   300,978
                                                                    -----------

NET ASSET VALUE
PER SHARE                                                           $     12.83
                                                                    -----------

--------------------------------------------------------------------------------

  #    Seven-day yield
  + Interest Only security for which the fund receives interest on notional principal (par)
 ** All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2003
CMO    Collateralized Mortgage Obligation
TB     To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                Money          Intermediate           Long-Term
                                 Fund                  Fund                Fund

                           Year Ended            Year Ended          Year Ended
                              5/31/03               5/31/03             5/31/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income
     Interest Income         $ 16,179       $        16,291     $        15,213

     Income distributions
     from mutual funds           --                     279                 127

     Total income              16,179                16,570              15,340

  Expenses

     Investment management      3,442                 1,404               1,094

     Shareholder servicing      1,626                   813                 723

     Custody and accounting       120                   114                 104

     Prospectus and
     shareholder reports           82                    30                  20

     Registration                  57                    30                  24

     Legal and audit               15                    13                  13

     Directors                     11                     7                   7

     Miscellaneous                  7                     4                   3

     Total expenses             5,360                 2,415               1,988

     Expenses paid indirectly    --                    --                    (1)

     Net expenses               5,360                 2,415               1,987

  Net investment
  income (loss)                10,819                14,155              13,353

  Realized and Unrealized
  Gain (Loss)

  Net realized
  gain (loss)

     Securities                    26                 9,932               7,617

     Futures                     --                    (725)             (3,019)

     Net realized gain (loss)      26                 9,207               4,598

  Change in net unrealized
  gain (loss)

     Securities                  --                  19,842              34,179

     Futures                     --                     (18)                 (3)

     Change in net
     unrealized gain (loss)      --                  19,824              34,176

  Net realized and
  unrealized gain (loss)           26                29,031              38,774

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $ 10,845       $        43,186     $        52,127
                             ---------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets
  Operations

     Net investment income (loss)          $        10,819      $        22,950

     Net realized gain (loss)                           26                    8

     Increase (decrease) in net
     assets from operations                         10,845               22,958

  Distributions to shareholders

     Net investment income                         (10,819)             (22,950)

  Capital share transactions *
     Shares sold                                 1,247,787            1,209,270

     Distributions reinvested                       10,422               22,213

     Shares redeemed                            (1,123,321)          (1,217,289)

     Increase (decrease) in net
     assets from capital
     share transactions                            134,888               14,194

  Net Assets

  Increase (decrease)
  during period                                    134,914               14,202

  Beginning of period                              970,327              956,125


  End of period                            $     1,105,241      $       970,327
                                           ---------------      ---------------

  *Share information
     Shares sold                                 1,247,787            1,209,270

     Distributions reinvested                       10,422               22,214

     Shares redeemed                            (1,123,321)          (1,217,289)

     Increase (decrease) in
     shares outstanding                            134,888               14,195



The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Intermediate Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets

  Operations
     Net investment
     income (loss)                         $        14,155      $        12,465

     Net realized
     gain (loss)                                     9,207                5,227

     Change in net unrealized
     gain (loss)                                    19,824                1,522

     Increase (decrease) in net
     assets from operations                         43,186               19,214

  Distributions to shareholders

     Net investment income                         (14,309)             (12,492)

     Net realized gain                              (4,074)                --

     Decrease in net assets
     from distributions                            (18,383)             (12,492)

  Capital share transactions *

     Shares sold                                   277,090              128,535

     Distributions reinvested                       16,905               11,285

     Shares redeemed                              (165,817)            (109,468)

     Increase (decrease) in net
     assets from capital
     share transactions                            128,178               30,352

  Net Assets
  Increase (decrease)
  during period                                    152,981               37,074

  Beginning of period                              279,999              242,925

  End of period                            $       432,980      $       279,999
                                           ---------------      ---------------


  *Share information
     Shares sold                                    48,757               23,660

     Distributions reinvested                        2,965                2,086

     Shares redeemed                               (29,120)             (20,256)

     Increase (decrease)
     in shares outstanding                          22,602                5,490

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Long-Term Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets
  Operations

     Net investment income (loss)          $        13,353      $        15,905

     Net realized gain (loss)                        4,598                  102

     Change in net unrealized gain (loss)           34,176                5,879

     Increase (decrease) in net
     assets from operations                         52,127               21,886

  Distributions to shareholders

     Net investment income                         (13,470)             (16,039)

     Net realized gain                              (2,401)                --

     Decrease in net assets
     from distributions                            (15,871)             (16,039)

  Capital share transactions *

     Shares sold                                   134,635               67,790

     Distributions reinvested                       15,005               15,318

     Shares redeemed                              (173,228)            (104,440)

     Increase (decrease) in net
     assets from capital
     share transactions                            (23,588)             (21,332)

  Net Assets

  Increase (decrease)
  during period                                     12,668              (15,485)

  Beginning of period                              288,310              303,795


  End of period                            $       300,978      $       288,310
                                           ---------------      ---------------
  *Share information
     Shares sold                                    11,133                5,937

     Distributions reinvested                        1,235                1,336

     Shares redeemed                               (14,386)              (9,185)

     Increase (decrease) in
     shares outstanding                             (2,018)              (1,912)

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                       May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price U.S. Treasury Funds, Inc.(the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The U.S. Treasury Money Fund (the Money Fund), the U.S. Treasury Intermediate Fund (the Intermediate Fund), and the U.S. Treasury Long-Term Fund (the Long-Term Fund) are three portfolios established by the corporation and commenced operations on June 28, 1982, September 29, 1989, and September 29, 1989, respectively. The Money Fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income. The Intermediate Fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The Long-Term Fund seeks the highest level of income consistent with maximum credit protection.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields. Securities held by the Money Fund are valued at amortized cost.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce each fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits. For the year ended May 31, 2003, credits totaled $1,000 for the Long-Term Fund.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the year ended May 31, 2003, the Intermediate and Long-Term Funds were party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, for the year ended May 31, 2003, were as follows:

--------------------------------------------------------------------------------

                                              Intermediate            Long-Term
                                                      Fund                 Fund
--------------------------------------------------------------------------------

     U.S. government securities

       Purchases                           $   513,491,000      $   189,759,000

       Sales                                   390,967,000          224,660,000
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended May 31, 2003, were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

                                   Money       Intermediate           Long-Term
                                    Fund               Fund                Fund
--------------------------------------------------------------------------------


     Ordinary income         $10,819,000    $    14,309,000     $    13,470,000

     Long-term capital gain           --          4,074,000           2,401,000

     Total distributions     $10,819,000    $    18,383,000     $    15,871,000
                             -----------    ---------------     ---------------
--------------------------------------------------------------------------------


At May 31, 2003, the tax-basis components of net assets were as follows:


                                   Money       Intermediate           Long-Term
                                    Fund               Fund                Fund
--------------------------------------------------------------------------------

     Unrealized appreciation  $       --    $    27,326,000     $    45,085,000

     Unrealized depreciation          --         (1,074,000)         (3,232,000)

     Net unrealized
     appreciation
     (depreciation)                   --         26,252,000          41,853,000

     Undistributed
     ordinary income             223,000            (66,000)          1,734,000

     Undistributed long-term
     capital gain                     --          2,130,000           1,328,000



     Paid-in capital       1,105,018,000        404,664,000         256,063,000

     Net assets          $     1,105,241    $   432,980,000     $   300,978,000
                         ---------------    ---------------     ---------------
--------------------------------------------------------------------------------

     Federal income tax regulations require the funds to defer recognition of capital losses realized on certain futures transactions. Accordingly, realized losses reflected in the accompanying financial statements, in the amount of $1,029,000 for the Intermediate Fund and $3,178,000 for the Long-Term Fund, have not been recognized for tax purposes as of May 31, 2003. Federal income tax regulations require the funds to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year. Accordingly, $531,000 of unrealized losses reflected in the Long-Term Fund's accompanying financial statements were realized for tax purposes as of May 31, 2003. Each fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the Long-Term Fund utilized $150,000 of capital loss carryforwards.

     For the year ended May 31, 2003, the funds recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

                                Money          Intermediate           Long-Term
                                 Fund                  Fund                Fund
--------------------------------------------------------------------------------

     Undistributed net
     investment income   $        --        $        (4,000)    $        42,000

     Undistributed net
     realized gain            (26,000)           (2,590,000)           (696,000)

     Paid-in-capital           26,000             2,594,000             654,000
--------------------------------------------------------------------------------

     At May 31, 2003, the cost of investments for federal income tax purposes was $1,100,471,000 for Money Fund, $416,027,000 for Intermediate Fund, and $265,145,000 for Long-Term Fund.


NOTE 4 - RELATED PARTY TRANSACTIONS

     Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. For each fund, the investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee for the Money Fund consists of the fund's pro-rata share of a group fee. For the Intermediate and Long-Term Funds, the fee consists of an individual fund fee equal to 0.05% of the fund's average daily net assets, and a pro-rata share of the group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. Each fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fees payable totaled $302,000 for the Money Fund, $134,000 for the Intermediate Fund, and $93,000 for the Long-Term Fund.

     In addition, each fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of each fund. T. Rowe Price Services, Inc. provides shareholder and administrative services to each fund in its capacity as the funds' transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. Expenses incurred pursuant to these service agreements totaled $1,187,000 for the Money Fund, $674,000 for the Intermediate Fund, and $346,000 for the Long-Term Fund, for the year ended May 31, 2003, of which $116,000, $69,000 and $34,000, respectively, were payable at period-end.

     The Long-Term Fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2003, the Long-Term Fund was allocated $326,000 of Spectrum Funds' expenses, of which $188,000 related to services provided by Price. At May 31, 2003, approximately 36% of the outstanding shares of the Long-Term Fund were held by the Spectrum Funds.

     The funds may invest in the T. Rowe Price Reserve Investment Fund and
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the Intermediate and Long-Term Funds for the year ended May 31, 2003, totaled $279,000 and $127,000, respectively.

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and Shareholders of U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund (comprising T. Rowe Price U.S. Treasury Funds, Inc., hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 18, 2003

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The funds' distributions included capital gain amounts as follows:

                                Money          Intermediate           Long-Term
                                 Fund                  Fund                Fund
--------------------------------------------------------------------------------

     Short-term gains        $ 26,000       $     1,673,000     $       524,000

     Long-term 20% rate gains    --         $     4,992,000     $     2,531,000

--------------------------------------------------------------------------------

T. Rowe Price U.S. Treasury Funds
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Funds' Directors and Officers
--------------------------------------------------------------------------------
Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------
Independent Directors

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1989                            estate developers; Director, Mercantile Bank
                                (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001
--------------------------------------------------------------------------------

David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2001                            Rim Mining Corp.(2/02 to present); Chairman
                                and President, Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc.,  consulting environmental and civil
1989                            engineers
--------------------------------------------------------------------------------

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.
--------------------------------------------------------------------------------

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1992                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company
--------------------------------------------------------------------------------

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001
--------------------------------------------------------------------------------

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds             Director and Vice President, T. Rowe Price and
(5/26/48)                       T. Rowe Price Group, Inc.; Director, T. Rowe
1997                            Price Global Asset Management Limited;
[37]                            President, U.S. Treasury Funds
--------------------------------------------------------------------------------

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
1989                            President,T. Rowe Price Group, Inc.; Chairman of
[105]                           the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.;  Chairman of the Board,
                                U.S. Treasury Funds
--------------------------------------------------------------------------------

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of
1997                            the Board, Chief Investment Officer, Director,
[105]                           and Vice President,  T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company

--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)      Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S.            Group, Inc., and T. Rowe Price Trust Company
Treasury Funds
--------------------------------------------------------------------------------

Steven G. Brooks,               Vice President, T. Rowe Price and
CFA (8/5/54)                    T. Rowe Price Group, Inc.
Vice President,
U.S. Treasury
Funds
--------------------------------------------------------------------------------

Brian E. Burns (10/6/60)        Assistant Vice President, T. Rowe Price
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price, T. Rowe Price
Treasurer, U.S. Treasury        Group, Inc., and T. Rowe Price Investment
Funds                           Services, Inc.
--------------------------------------------------------------------------------

Jerome A. Clark (1/2/61)        Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S.            Group, Inc., T. Rowe Price Investment Services,
Treasury Funds                  Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Roger L. Fiery III (2/10/59)    Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S.            Group, Inc., T. Rowe Price International,
Treasury Funds                  Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Gregory S. Golczewski           Vice President, T. Rowe Price and T. Rowe
(1/15/66)                       Price Trust Company
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Charles B. Hill (9/22/61)       Vice President, T. Rowe Price and T. Rowe
Vice President, U.S.            Price Group, Inc.
Treasury Funds
--------------------------------------------------------------------------------

Henry H. Hopkins                Director and Vice President, T. Rowe Price
(12/23/42)                      Group, Inc., T. Rowe Price Investment Services,
Vice President, U.S.            Inc., T. Rowe Price Services, Inc., and T. Rowe
Treasury Funds                  Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Alan D. Levenson                Vice President, T. Rowe Price and T. Rowe
(7/17/58)                       Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Patricia B. Lippert             Assistant Vice President, T. Rowe Price and
(1/12/53) Secretary,            T. Rowe Price Investment Services, Inc.
U.S. Treasury Funds
--------------------------------------------------------------------------------

Joseph K. Lynagh,               Vice President, T. Rowe Price and T. Rowe
CFA (6/9/58)                    Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

James M. McDonald               Vice President, T. Rowe Price, T. Rowe Price
(9/29/49)                       Group, Inc., and T. Rowe Price Trust Company
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Cheryl A. Mickel                Vice President, T. Rowe Price and T. Rowe
(1/11/67)                       Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Mary J. Miller                  Vice President, T. Rowe Price and T. Rowe
(7/19/55)                       Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Joan R. Potee                   Vice President, T. Rowe Price and T. Rowe
(11/23/47)                      Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Vernon A. Reid, Jr.              Vice President, T. Rowe Price and T. Rowe
(5/14/54)                        Price Group, Inc.
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Daniel O. Shackelford           Vice President, T. Rowe Price, T. Rowe Price
(3/11/58)                       Group, Inc., and T. Rowe Price Trust Company
Vice President, U.S.
Treasury Funds
--------------------------------------------------------------------------------

Edward A. Wiese, CFA            Vice President, T. Rowe Price, T. Rowe Price
(4/12/59)                       Group, Inc., and T. Rowe Price Trust Company;
Executive Vice President,       Chief Investment Officer, Director, and Vice
U.S. Treasury Funds             President, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003